INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5%
	AEROSPACE & DEFENSE — 1.2%
800,000	Teledyne Technologies, Inc.	0.9500	04/01/24	$ 757,029
800,000	Teledyne Technologies, Inc.	1.6000	04/01/26	720,863
950,000	Teledyne Technologies, Inc.	2.2500	04/01/28	826,141
800,000	Textron, Inc.	3.0000	06/01/30	695,336
				2,999,369
	BANKING — 1.3%
800,000	M&T Bank Corporation	3.5500	07/26/23	799,762
1,100,000	Regions Financial Corporation	1.8000	08/12/28	946,206
900,000	SVB Financial Group	2.1000	05/15/28	764,513
800,000	SVB Financial Group	3.1250	06/05/30	687,888
				3,198,369
	CHEMICALS — 3.0%
2,472,000	Avery Dennison Corporation	4.8750	12/06/28	2,503,325
800,000	Avery Dennison Corporation	2.6500	04/30/30	678,642
800,000	Celanese US Holdings, LLC	3.5000	05/08/24	780,682
800,000	Celanese US Holdings, LLC	1.4000	08/05/26	672,908
800,000	Eastman Chemical Company	3.8000	03/15/25	788,770
900,000	Eastman Chemical Company	4.5000	12/01/28	881,385
800,000	PPG Industries, Inc.	1.2000	03/15/26	720,486
800,000	PPG Industries, Inc.	3.7500	03/15/28	778,315
				7,804,513
	COMMERCIAL SUPPORT SERVICES — 4.7%
2,852,000	Cintas Corp No 2	3.7000	04/01/27	2,817,659
1,000,000	Cintas Corp No 2	4.0000	05/01/32	982,649
900,000	Republic Services, Inc.	2.5000	08/15/24	874,328
2,288,000	Republic Services, Inc.	3.2000	03/15/25	2,237,024
500,000	Republic Services, Inc.	3.9500	05/15/28	490,964
950,000	Republic Services, Inc.	2.3000	03/01/30	820,603
500,000	Waste Connections, Inc.	4.2500	12/01/28	492,283
800,000	Waste Management, Inc.	2.4000	05/15/23	792,804
800,000	Waste Management, Inc.	3.1250	03/01/25	790,640
800,000	Waste Management, Inc.	3.1500	11/15/27	765,712
800,000	Waste Management, Inc.	2.0000	06/01/29	692,593
				11,757,259
INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	CONSTRUCTION MATERIALS — 2.6%
1,000,000	Carlisle Companies, Inc.	2.7500	03/01/30	$ 860,055
1,000,000	Carlisle Companies, Inc.	2.2000	03/01/32	791,755
800,000	Martin Marietta Materials, Inc.	0.6500	07/15/23	776,598
900,000	Martin Marietta Materials, Inc.	3.5000	12/15/27	861,764
800,000	Vulcan Materials Company	4.5000	04/01/25	802,815
2,288,000	Vulcan Materials Company	3.9000	04/01/27	2,246,647
				6,339,634
	CONTAINERS & PACKAGING — 1.5%
800,000	Amcor Finance USA, Inc.	3.6250	04/28/26	763,359
400,000	Amcor Finance USA, Inc.	4.5000	05/15/28	387,257
1,000,000	AptarGroup, Inc.	3.6000	03/15/32	876,690
800,000	Bemis Company, Inc.	2.6300	06/19/30	666,789
1,000,000	Packaging Corp of America	3.4000	12/15/27	946,563
				3,640,658
	DIVERSIFIED INDUSTRIALS — 4.0%
800,000	Dover Corporation	3.1500	11/15/25	776,396
800,000	Honeywell International, Inc.	2.3000	08/15/24	780,208
900,000	Honeywell International, Inc.	1.3500	06/01/25	845,339
3,187,000	Honeywell International, Inc.	2.5000	11/01/26	3,028,924
800,000	Illinois Tool Works, Inc.	3.5000	03/01/24	799,260
3,152,000	Illinois Tool Works, Inc.	2.6500	11/15/26	3,035,354
800,000	Parker-Hannifin Corporation	3.2500	03/01/27	769,120
				10,034,601
	ELECTRIC UTILITIES — 4.0%
400,000	Alliant Energy Finance, LLC(a)	3.7500	06/15/23	397,680
800,000	Avangrid, Inc.	3.1500	12/01/24	778,217
1,260,000	Avangrid, Inc.	3.8000	06/01/29	1,181,464
800,000	CenterPoint Energy, Inc.	1.4500	06/01/26	723,314
236,000	CenterPoint Energy, Inc.	4.2500	11/01/28	226,239
400,000	CenterPoint Energy, Inc.	2.6500	06/01/31	342,937
800,000	Consolidated Edison, Inc.	0.6500	12/01/23	769,485
800,000	Entergy Corporation	0.9000	09/15/25	719,736
800,000	Entergy Corporation	1.9000	06/15/28	692,559
800,000	Entergy Corporation	2.8000	06/15/30	687,451
INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	ELECTRIC UTILITIES — 4.0% (Continued)
800,000	Evergy, Inc.	2.4500	09/15/24	$ 771,902
500,000	Evergy, Inc.	2.9000	09/15/29	440,674
800,000	WEC Energy Group, Inc.	0.5500	09/15/23	772,832
1,700,000	WEC Energy Group, Inc.	1.3750	10/15/27	1,472,919
				9,977,409
	ELECTRICAL EQUIPMENT — 5.5%
800,000	Amphenol Corporation	2.0500	03/01/25	760,116
3,367,000	Amphenol Corporation	4.3500	06/01/29	3,351,446
1,000,000	Amphenol Corporation	2.2000	09/15/31	828,664
800,000	Keysight Technologies, Inc.	4.5500	10/30/24	805,342
800,000	Keysight Technologies, Inc.	4.6000	04/06/27	804,176
800,000	Keysight Technologies, Inc.	3.0000	10/30/29	699,236
800,000	Roper Technologies, Inc.	3.6500	09/15/23	797,230
2,890,000	Roper Technologies, Inc.	3.8000	12/15/26	2,835,918
800,000	Roper Technologies, Inc.	4.2000	09/15/28	782,499
800,000	Trimble, Inc.	4.7500	12/01/24	806,665
900,000	Trimble, Inc.	4.9000	06/15/28	896,692
				13,367,984
	ENGINEERING & CONSTRUCTION — 0.3%
800,000	Quanta Services, Inc. B	2.9000	10/01/30	686,069

	ENTERTAINMENT CONTENT — 1.9%
1,600,000	Activision Blizzard, Inc.	3.4000	06/15/27	1,545,202
800,000	Discovery Communications, LLC	3.8000	03/13/24	791,851
800,000	Discovery Communications, LLC	3.9000	11/15/24	783,504
800,000	Fox Corporation	4.0300	01/25/24	798,569
800,000	Fox Corporation	3.5000	04/08/30	729,070
				4,648,196
	FOOD — 3.4%
400,000	Campbell Soup Company	4.1500	03/15/28	393,939
800,000	Conagra Brands, Inc.	0.5000	08/11/23	774,405
800,000	Conagra Brands, Inc.	4.6000	11/01/25	800,308
900,000	Conagra Brands, Inc.	1.3750	11/01/27	754,728
2,656,000	Conagra Brands, Inc.	4.8500	11/01/28	2,636,419
INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	FOOD — 3.4% (Continued)
800,000	Hormel Foods Corporation	0.6500	06/03/24	$ 760,910
800,000	Hormel Foods Corporation	1.7000	06/03/28	715,803
800,000	Hormel Foods Corporation	1.8000	06/11/30	679,982
1,000,000	Ingredion, Inc.	2.9000	06/01/30	874,351
				8,390,845
	GAS & WATER UTILITIES — 0.3%
800,000	Atmos Energy Corporation	1.5000	01/15/31	638,734

	HEALTH CARE FACILITIES & SERVICES — 1.5%
1,190,000	HCA, Inc.	5.3750	02/01/25	1,202,810
1,790,000	HCA, Inc.	4.5000	02/15/27	1,751,573
800,000	HCA, Inc.	5.8750	02/01/29	815,456
				3,769,839
	HOME CONSTRUCTION — 4.1%
800,000	DR Horton, Inc.	5.7500	08/15/23	808,898
800,000	DR Horton, Inc.	2.5000	10/15/24	771,715
500,000	DR Horton, Inc.	1.3000	10/15/26	433,822
800,000	Fortune Brands Home & Security, Inc.	4.0000	09/21/23	798,686
800,000	Fortune Brands Home & Security, Inc.	4.0000	06/15/25	792,404
800,000	Fortune Brands Home & Security, Inc.	3.2500	09/15/29	703,127
900,000	Lennar Corporation	4.8750	12/15/23	905,956
800,000	Lennar Corporation	5.8750	11/15/24	820,153
860,000	Lennar Corporation	4.7500	11/29/27	840,434
800,000	Mohawk Industries, Inc.	3.6250	05/15/30	715,727
1,700,000	PulteGroup, Inc.	5.5000	03/01/26	1,724,835
800,000	PulteGroup, Inc.	5.0000	01/15/27	803,829
				10,119,586
	HOUSEHOLD PRODUCTS — 0.3%
800,000	Church & Dwight Company, Inc.	3.1500	08/01/27	760,992

	INDUSTRIAL SUPPORT SERVICES — 0.3%
800,000	WW Grainger, Inc.	1.8500	02/15/25	760,432

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.7%
4,352,000	Cboe Global Markets, Inc.	3.6500	01/12/27	$ 4,272,119

	INSURANCE — 1.4%
800,000	Arch Capital Finance, LLC	4.0110	12/15/26	784,560
1,000,000	Brighthouse Financial, Inc.	5.6250	05/15/30	996,857
800,000	Brown & Brown, Inc.	4.2000	09/15/24	795,057
1,000,000	Reinsurance Group of America, Inc.	3.1500	06/15/30	881,401
				3,457,875
	INTERNET MEDIA & SERVICES — 1.9%
800,000	Booking Holdings, Inc.	3.6500	03/15/25	796,740
800,000	Booking Holdings, Inc.	3.5500	03/15/28	771,346
920,000	Booking Holdings, Inc.	4.6250	04/13/30	928,150
800,000	VeriSign, Inc.	5.2500	04/01/25	813,300
800,000	VeriSign, Inc.	4.7500	07/15/27	789,434
830,000	VeriSign, Inc.	2.7000	06/15/31	684,215
				4,783,185
	LEISURE PRODUCTS — 0.6%
1,000,000	Brunswick Corporation	2.4000	08/18/31	748,909
900,000	Hasbro, Inc.	3.5500	11/19/26	859,523
				1,608,432
	MACHINERY — 3.5%
800,000	Caterpillar, Inc.	3.4000	05/15/24	798,299
900,000	Caterpillar, Inc.	2.6000	09/19/29	823,701
800,000	Parker-Hannifin Corporation	2.7000	06/14/24	782,665
2,762,000	Parker-Hannifin Corporation	3.3000	11/21/24	2,718,993
3,863,000	Parker-Hannifin Corporation	3.2500	06/14/29	3,544,623
				8,668,281
	MEDICAL EQUIPMENT & DEVICES — 2.5%
2,712,000	DENTSPLY SIRONA, Inc.	3.2500	06/01/30	2,241,810
900,000	Edwards Lifesciences Corporation	4.3000	06/15/28	899,349
800,000	Stryker Corporation	0.6000	12/01/23	768,877
800,000	Stryker Corporation	1.1500	06/15/25	740,665
800,000	Stryker Corporation	3.6500	03/07/28	784,126

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 2.5% (Continued)
1,000,000	Stryker Corporation	1.9500	06/15/30	$ 837,100
				6,271,927
	METALS & MINING — 0.3%
800,000	Newmont Corporation	2.8000	10/01/29	700,954

	OIL & GAS PRODUCERS — 6.6%
400,000	Devon Energy Corporation	7.8750	09/30/31	463,505
500,000	Diamondback Energy, Inc.	3.1250	03/24/31	432,943
800,000	EOG Resources, Inc.	3.1500	04/01/25	787,673
800,000	Kinder Morgan Energy Partners, L.P.	3.5000	09/01/23	796,582
800,000	Kinder Morgan, Inc.	4.3000	06/01/25	797,984
920,000	Kinder Morgan, Inc.	4.3000	03/01/28	901,461
800,000	Kinder Morgan, Inc.	7.8000	08/01/31	927,958
2,762,000	ONEOK Partners, L.P.	4.9000	03/15/25	2,763,695
800,000	ONEOK, Inc.	7.5000	09/01/23	820,649
800,000	ONEOK, Inc.	4.0000	07/13/27	766,414
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,080,810
2,852,000	Valero Energy Corporation	3.4000	09/15/26	2,787,806
1,437,000	Williams Companies, Inc.	3.9000	01/15/25	1,414,376
900,000	Williams Companies, Inc. (The)	4.5000	11/15/23	902,982
800,000	Williams Companies, Inc. (The)	3.7500	06/15/27	773,906
				16,418,744
	OIL & GAS SERVICES & EQUIPMENT — 1.1%
800,000	Halliburton Company	3.5000	08/01/23	800,024
1,858,000	Halliburton Company	3.8000	11/15/25	1,839,053
				2,639,077
	PUBLISHING & BROADCASTING — 0.6%
860,000	Discovery Communications, LLC	3.9500	03/20/28	791,927
800,000	Discovery Communications, LLC	4.1250	05/15/29	732,004
				1,523,931
	REAL ESTATE INVESTMENT TRUSTS — 14.8%
800,000	Alexandria Real Estate Equities, Inc.	3.4500	04/30/25	788,379
800,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	771,607
900,000	Alexandria Real Estate Equities, Inc.	2.7500	12/15/29	786,888
INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 14.8% (Continued)
800,000	American Tower Corporation	3.0000	06/15/23	$ 793,291
800,000	American Tower Corporation	2.9500	01/15/25	771,315
890,000	American Tower Corporation	3.3750	10/15/26	841,410
400,000	American Tower Corporation	3.6000	01/15/28	372,537
800,000	American Tower Corporation	3.9500	03/15/29	752,022
800,000	Camden Property Trust	4.1000	10/15/28	781,712
800,000	Crown Castle International Corporation	3.1500	07/15/23	794,813
1,100,000	Crown Castle International Corporation	1.3500	07/15/25	1,008,987
800,000	Crown Castle International Corporation	4.0000	03/01/27	778,487
400,000	Crown Castle International Corporation	3.8000	02/15/28	378,228
1,000,000	Crown Castle International Corporation	4.3000	02/15/29	963,563
890,000	Digital Realty Trust, L.P.	3.7000	08/15/27	853,207
800,000	Digital Realty Trust, L.P.	3.6000	07/01/29	738,271
1,000,000	Extra Space Storage, L.P.	2.5500	06/01/31	817,476
800,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	610,446
2,852,000	Kimco Realty Corporation	2.7000	03/01/24	2,795,104
800,000	Kimco Realty Corporation	3.3000	02/01/25	782,271
800,000	Kimco Realty Corporation	2.8000	10/01/26	751,768
900,000	Kimco Realty Corporation	1.9000	03/01/28	772,849
800,000	Kimco Realty Corporation	2.7000	10/01/30	682,425
1,000,000	National Health Investors, Inc.	3.0000	02/01/31	761,560
800,000	Public Storage	3.0940	09/15/27	766,561
800,000	Realty Income Corporation	3.8750	04/15/25	794,177
2,852,000	Realty Income Corporation	4.1250	10/15/26	2,831,018
500,000	Realty Income Corporation	2.2000	06/15/28	439,912
1,000,000	Realty Income Corporation	3.2500	06/15/29	926,679
400,000	Sun Communities Operating, L.P.	2.3000	11/01/28	338,760
800,000	Sun Communities Operating, L.P.	2.7000	07/15/31	644,715
800,000	UDR, Inc.	3.2000	01/15/30	712,294
800,000	Ventas Realty, L.P.	3.5000	04/15/24	790,065
800,000	Ventas Realty, L.P.	2.6500	01/15/25	766,375
2,852,000	Ventas Realty, L.P.	3.2500	10/15/26	2,701,603
800,000	Ventas Realty, L.P.	4.0000	03/01/28	763,429
1,130,000	Ventas Realty, L.P.	4.4000	01/15/29	1,089,935
INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 14.8% (Continued)
1,000,000	Ventas Realty, L.P.	2.5000	09/01/31	819,471
800,000	WP Carey, Inc.	4.6000	04/01/24	$ 802,919
800,000	WP Carey, Inc.	4.0000	02/01/25	793,058
800,000	WP Carey, Inc.	2.4000	02/01/31	652,884
				36,782,471
	RETAIL - CONSUMER STAPLES — 3.7%
1,949,000	Costco Wholesale Corporation	2.7500	05/18/24	1,933,925
2,874,000	Costco Wholesale Corporation	3.0000	05/18/27	2,805,978
800,000	Dollar General Corporation	3.2500	04/15/23	797,425
830,000	Dollar General Corporation	3.8750	04/15/27	817,036
2,867,000	Dollar Tree, Inc.	4.2000	05/15/28	2,801,419
				9,155,783
	RETAIL - DISCRETIONARY — 3.5%
2,449,000	AutoZone, Inc.	3.1250	07/15/23	2,434,218
400,000	AutoZone, Inc.	3.6250	04/15/25	394,332
2,852,000	AutoZone, Inc.	3.7500	06/01/27	2,792,086
800,000	Genuine Parts Company	1.8750	11/01/30	634,491
800,000	O'Reilly Automotive, Inc.	3.5500	03/15/26	781,690
830,000	O'Reilly Automotive, Inc.	3.6000	09/01/27	802,570
980,000	Tractor Supply Company	1.7500	11/01/30	777,462
				8,616,849
	SEMICONDUCTORS — 5.3%
2,212,000	Analog Devices, Inc.	2.9500	04/01/25	2,168,144
800,000	Analog Devices, Inc.	3.5000	12/05/26	788,227
500,000	Analog Devices, Inc.	1.7000	10/01/28	438,782
800,000	Analog Devices, Inc.	2.1000	10/01/31	680,514
800,000	Broadcom, Inc.	3.6250	10/15/24	791,281
800,000	Broadcom, Inc.	3.4590	09/15/26	768,944
2,000,000	Broadcom, Inc.	4.1100	09/15/28	1,908,641
800,000	KLA Corporation	4.6500	11/01/24	813,480
980,000	KLA Corporation	4.1000	03/15/29	977,003
800,000	Microchip Technology, Inc.	4.3330	06/01/23	801,464
800,000	NVIDIA Corporation	0.3090	06/15/23	779,199
800,000	NVIDIA Corporation	3.2000	09/16/26	788,931
INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	SEMICONDUCTORS — 5.3% (Continued)
900,000	NVIDIA Corporation	1.5500	06/15/28	$ 785,999
800,000	NVIDIA Corporation	2.8500	04/01/30	724,627
				13,215,236
	SOFTWARE — 1.1%
800,000	Fortinet, Inc.	1.0000	03/15/26	707,734
800,000	Fortinet, Inc.	2.2000	03/15/31	637,514
800,000	Roper Technologies, Inc.	2.3500	09/15/24	773,304
800,000	ServiceNow, Inc.	1.4000	09/01/30	629,753
				2,748,305
	STEEL — 1.5%
800,000	Nucor Corporation	2.0000	06/01/25	755,441
800,000	Nucor Corporation	3.9500	05/01/28	778,425
800,000	Nucor Corporation	2.7000	06/01/30	700,591
800,000	Steel Dynamics, Inc.	2.8000	12/15/24	777,227
800,000	Steel Dynamics, Inc.	3.4500	04/15/30	714,104
				3,725,788
	TECHNOLOGY HARDWARE — 1.2%
800,000	FLIR Systems, Inc.	2.5000	08/01/30	661,124
800,000	NetApp, Inc.	3.3000	09/29/24	786,536
800,000	NetApp, Inc.	2.3750	06/22/27	741,099
800,000	NetApp, Inc.	2.7000	06/22/30	689,482
				2,878,241
	TECHNOLOGY SERVICES — 4.0%
800,000	Equifax, Inc.	3.9500	06/15/23	798,659
800,000	Equifax, Inc.	2.6000	12/01/24	774,035
800,000	Fidelity National Information Services, Inc.	0.6000	03/01/24	759,197
920,000	Fidelity National Information Services, Inc.	1.1500	03/01/26	817,352
920,000	Fidelity National Information Services, Inc.	1.6500	03/01/28	786,839
900,000	Fidelity National Information Services, Inc.	3.7500	05/21/29	846,996
800,000	Global Payments, Inc.	3.7500	06/01/23	799,251
920,000	Global Payments, Inc.	2.6500	02/15/25	876,895
800,000	Global Payments, Inc.	4.4500	06/01/28	772,976
890,000	Global Payments, Inc.	3.2000	08/15/29	779,943
1,160,000	Verisk Analytics, Inc.	4.0000	06/15/25	1,148,289
INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.5% (Continued)
	TECHNOLOGY SERVICES — 4.0% (Continued)
800,000	Verisk Analytics, Inc.	4.1250	03/15/29	$ 766,170
				9,926,602
	TRANSPORTATION & LOGISTICS — 3.0%
800,000	CH Robinson Worldwide, Inc.	4.2000	04/15/28	774,846
800,000	CSX Corporation	3.4000	08/01/24	794,123
800,000	CSX Corporation	3.3500	11/01/25	784,344
800,000	CSX Corporation	2.6000	11/01/26	759,279
920,000	CSX Corporation	4.2500	03/15/29	912,672
800,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	787,741
800,000	Kansas City Southern	3.0000	05/15/23	796,126
800,000	Union Pacific Corporation	3.5000	06/08/23	798,598
400,000	Union Pacific Corporation	3.7500	07/15/25	398,858
800,000	Union Pacific Corporation	2.1500	02/05/27	744,665
				7,551,252
	TRANSPORTATION EQUIPMENT — 0.3%
800,000	Westinghouse Air Brake Technologies Corporation	4.9500	09/15/28	778,144

	TOTAL CORPORATE BONDS (Cost $269,164,460)			244,617,685

	TOTAL INVESTMENTS – 98.5% (Cost $269,164,460)			$ 244,617,685
	OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			3,758,923
	NET ASSETS - 100.0%			$ 248,376,608

LLC	- Limited Liability Company.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2022 the total market value of 144A securities is $397,680 or 0.2% of net assets.